Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Disclosure [Line Items]
Income tax provision	$ 3,000	$ 3,000	$ 5,000	$ 3,000	$ 7,000	$ (153,000)
Net change in valuation allowance, increase amount					8,400,000
NOL attributes carried forward from the business combination of MCAD II					$ 77,000
Threshold percentage of Cumulative ownership change for limitations in the amount of the net operating losses					50.00%
CARES Act income tax provision							$ 0
Unrecognized tax benefits would have impact on effective tax rate						$ 77,000
Unrecognized tax benefits, interest and penalties					$ 0
Effective income tax rate			0.00%	0.00%
Statutory income tax rate			21.00%	21.00%
Federal | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards expiration year					2040
Federal | Indefinite Life
Income Taxes Disclosure [Line Items]
Operating loss carryforwards					$ 56,800,000
Federal | Indefinite Life | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards					$ 122,000
State
Income Taxes Disclosure [Line Items]
Operating loss carryforwards expiration year					2035
State | Tax Period Two Thousand and Forty
Income Taxes Disclosure [Line Items]
Operating loss carryforwards					$ 3,000,000
State | Tax Period Two Thousand and Forty | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards					$ 85,000